Income Taxes	12 Months Ended
Dec. 31, 2016
Income Taxes
Income Taxes

24.Income Taxes

Loss before provision for income taxes is attributable to the following geographic locations for the years ended December 31:

	2016	2015	2014
United States	$(102,483)	$(75,336)	$(15,007)
Foreign	(118,149)	(109,071)	12,851

	$(220,632)	$(184,407)	$(2,156)

The provision for income taxes consists of the following for the years ended December 31:

	2016	2015	2014
Current:
Federal	$—	$—	$—
State	7	2	—
Foreign	674	671	3,040

Total current	681	673	3,040
Deferred:
Federal	$—	—	—
State	—	—	—
Foreign	(345)	—	—

Total deferred	(345)	—
Total provision for income taxes	$336	$673	$3,040

The reconciliation between the actual income tax expense and income tax computed by applying the statutory U.S. Federal income tax rate of 35% to pre-tax (loss) income before provision for income taxes for the years ended December 31 is as follows:

	2016	2015	2014
Provision for income taxes at U.S. Federal statutory rate	$(77,222)	$(64,542)	$(755)
State taxes, net of federal benefit	(3,472)	(1,436)	13
Foreign taxes at different rate	34,457	26,552	(1,444)
Non-deductible expenses	(72)	67	(2)
Non-taxable income	—	(288)	—
Valuation allowance	24,218	26,344	6,263
Other	(1,063)	807	2
Prior year deconsolidation	—	—	(1,237)
Impairments and intangible amortization	22,826	194	200
Stock Based Compensation	664	12,975	—

	$336	$673	$3,040

Deferred income taxes reflect the net tax effects of loss carry forwards and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets and liabilities for federal, state and foreign income taxes are as follows at December 31 are presented below:

	2016	2015
Deferred income tax assets:
Net operating loss carry forwards	$63,776	$48,215
Temporary differences due to accrued warranty costs	916	666
Temporary differences due to bonus and vacation accrual	—	22
Employment turnover	—	283
Investment in subsidiaries	6,662	3,103
Credits	16	16
Allowance for bad debts	396	335
Fair value adjustment arising from subsidiaries acquisition	657	3,377
Stock compensation	1,021	953
Unrealized gain/(loss) on derivatives	7,733	6,048
Unrealized investment gain/(loss)	6,663	1,031
CFC trade payable	2,153	1,952
Other temporary differences	575	172

	90,568	66,173

Valuation allowance	(89,543)	(65,325)

Total deferred income tax assets	1,025	848

Deferred income tax liabilities:
Fair value adjustment arising from subsidiaries acquisition	3,863	4,031
Other	168	168

Total deferred income tax liabilities	4,031	4,199

Net deferred tax liabilities	$3,006	$3,351

As of December 31, 2016, the Group had a net operating loss carry forward for federal income tax purposes of approximately $92,527, which will start to expire in the year 2027. The Group had a total state net operating loss carry forward of approximately $106,537, which will start to expire in the year 2017. The Group has foreign net operating loss carry forward of $91,881, some of which begin to expire in 2017. The Group had a federal AMT credit of $16, which does not expire.

Utilization of the federal and state net operating losses is subject to certain annual limitations due to the “change in ownership” provisions of the Internal Revenue Code of 1986 and similar state provisions. However, the annual limitation may be anticipated to result in the expiration of net operating losses and credits before utilization.

The Group recognizes deferred tax assets if it is more likely than not that those deferred tax assets will be realized. Management reviews deferred tax assets periodically for recoverability and makes estimates and judgments regarding the expected geographic sources of taxable income in assessing the need for a valuation allowance to reduce deferred tax assets to their estimated realizable value. Realization of the Group’s deferred tax assets is dependent upon future earnings, if any, the timing and amount of which are uncertain. Because of the Group’s lack of earnings history, the net deferred tax assets have been fully offset by a valuation allowance in the US and China. The valuation allowance increased by $24,218, $27,308 and $8,757 during the years ended December 31, 2016, 2015 and 2014, respectively.

The Group has not provided for deferred taxes on the excess of the financial reporting over the tax basis in our investments in foreign subsidiaries that are essentially permanent in duration. The determination of the additional deferred taxes that have not been provided is not practicable. The undistributed earnings for the Group’s foreign subsidiaries (primarily the subsidiaries in China and Greece) will be permanently reinvested. As of December 31, 2016 and 2015, the total amount of the undistributed earnings for these subsidiaries amounted to $4,527 and $3,100 respectively.

The Group had no unrecognized tax benefits as of December 31, 2016 and 2015, respectively. The Group currently files income tax returns in the U.S., as well as California, New Jersey, and certain other foreign jurisdictions. The Group is currently not the subject of any income tax examinations. The Group’s tax returns generally remain open for tax years after 2011.